Borrowings - Schedule of Interest-Bearing Borrowings (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Interest-Bearing Borrowings [Abstract]
Secured bank loan, due October 2040	[1]	$ 2,727,955
Other secured borrowings	[2]	2,009,569
Total		$ 4,737,524

[1]	As of December 31, 2025, the secured bank loan was obtained from Nanyang Commercial Bank, Limited and bears interest at Hong Kong dollar prime rate minus 1.2% per annum. The bank borrowing is collateralized by the Company’s property with an aggregate net carrying amount of $4,221,256 and restricted cash of $2,198,786. The secured bank loan contains a repayment-on-demand clause and is therefore classified as a current liability. Interest expense of $26,365 (2024: Nil) on this secured bank loan was recognized for the year ended December 31, 2025.
[2]	The other secured borrowings were obtained from a financial institution, an independent third party, and are collateralized by marketable equity securities with a carrying amount of $4,980,098 as of December 31, 2025. The borrowings bear interest at 19.50% per annum and have no fixed repayment terms. Interest expense of $8,687 (2024: Nil) on these borrowings was recognized for the year ended December 31, 2025.